Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 11 — Premises and Equipment
Premises and equipment are summarized as follows at December 31:

	2014	2013
Computer hardware and software	$55,132	$51,060
Leasehold improvements	28,549	25,467
Office equipment and other	13,268	12,506
Buildings	13,049	12,926
Furniture and fixtures	12,308	13,174
	122,306	115,133
Less accumulated depreciation and amortization	(78,996)	(61,347)
	$43,310	$53,786